Financial asset investments at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Asset Investments At Fair Value Through Profit Or Loss
Beginning Balance	€ 27,453
Investments during the year		44,328
Redemptions	(27,892)	(18,169)
Unrealised gains and losses		47
Translation differences	1,339	1,247
Realised gains and losses	(900)
Ending Balance		€ 27,453